Income taxes - Rate reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Income before income taxes	$ 4,846	$ 7,782
Statutory tax rate	26.50%	26.50%
Tax at statutory rate	$ 1,284	$ 2,062
Foreign tax rate differential	4	4
Effect of permanent differences	(1,906)	(4,905)
Foreign exchange	(652)	1,120
Change in unrecognized deferred tax asset	3,276	2,483
Income tax expense	$ 2,006	$ 764